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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Krystyniak
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ RONALD J. KRYSTYNIAK        Los Angeles, CA    April 27, 2005
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds, LLC
       ---------------          ------------------------------------

    28-                         Oakmont Corporation
       ---------------          ------------------------------------

    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            45
                                        --------------------

Form 13F Information Table Value Total:       691,036
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds, LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                                   Value              Investment          Other           Voting
Name of Issuer                        Title of Class    Cusip    (x$1000)    Shares   Discretion         Managers        Authority
--------------------------            --------------  ---------  --------  ---------  ----------  ---------------------  ---------

AIRTRAN HOLDINGS INC                      Common      00949P108    18,268  2,018,600     Other     Oakmont Corporation      Sole
AUTOMATIC DATA PROCESSING INC             Common      053015103     1,124     25,000     Other    The Cypress Funds LLC     Sole
AMERICA MOVIL - ADR SERIES L          Spon ADR L Shs  02364W105    12,167    235,800     Other     Oakmont Corporation      Sole
AMERICA MOVIL - ADR SERIES L          Spon ADR L Shs  02364W105     9,923    192,300     Other    The Cypress Funds LLC     Sole
BOEING CO                                 Common      097023105    17,725    303,200     Other     Oakmont Corporation      Sole
BOEING CO                                 Common      097023105     9,932    169,900     Other    The Cypress Funds LLC     Sole
BURLINGTON NORTHERN SANTA FE CORP         Common      12189T104     9,438    175,000     Other    The Cypress Funds LLC     Sole
CATERPILLAR INC                           Common      149123101     9,555    104,500     Other    The Cypress Funds LLC     Sole
COMPUGEN LTD                              Common      M25722105       493    122,825     Other     Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                     Common      22160K105    18,253    413,150     Other     Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                     Common      22160K105    10,692    242,000     Other    The Cypress Funds LLC     Sole
DELPHI FINANCIAL GROUP, INC               Common      247131105    21,915    509,641     Other     Oakmont Corporation      Sole
ENCANA CORP                               Common      292505104    24,133    342,700     Other     Oakmont Corporation      Sole
ENCANA CORP                               Common      292505104    11,267    160,000     Other    The Cypress Funds LLC     Sole
FEDEX CORP                                Common      31428X106     7,516     80,000     Other    The Cypress Funds LLC     Sole
FLEXTRONICS INTL LTD                      Common      Y2573F102     9,825    816,000     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B       Common      35671D857     4,489    113,328     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B       Common      35671D857    10,140    256,000     Other    The Cypress Funds LLC     Sole
GENERAL ELECTRIC                          Common      369604103    17,345    481,000     Other     Oakmont Corporation      Sole
GENERAL ELECTRIC                          Common      369604103    10,818    300,000     Other    The Cypress Funds LLC     Sole
HILTON HOTELS CORP                        Common      432848109    17,218    770,400     Other     Oakmont Corporation      Sole
HONEYWELL INTL INC                        Common      438516106    11,163    300,000     Other    The Cypress Funds LLC     Sole
INCO LTD                                  Common      453258402    10,022    251,800     Other    The Cypress Funds LLC     Sole
INVESTORS FINANCIAL SERVICES CORP         Common      461915100   175,218  3,582,462     Other     Oakmont Corporation      Sole
INVESTORS FINANCIAL SERVICES CORP         Common      461915100    19,442    397,500     Other    The Cypress Funds LLC     Sole
MANNKIND CORPORATION                      Common      56400P201     2,277    160,000     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                   Common      582411104     7,120    354,236     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                   Common      582411104    11,568    575,500     Other    The Cypress Funds LLC     Sole
MCMORAN EXPLORATION  CO                 NOTE 6.00%    582411AB0     4,350     27,500     Other     Oakmont Corporation      Sole
MICROSOFT CORP                            Common      594918104     6,529    270,113     Other     Oakmont Corporation      Sole
MORGAN STANLEY                            Common      617446448    15,234    266,100     Other     Oakmont Corporation      Sole
MORGAN STANLEY                            Common      617446448     9,498    165,900     Other    The Cypress Funds LLC     Sole
PFIZER INC                                Common      717081103     7,668    291,900     Other    The Cypress Funds LLC     Sole
ROBERT HALF INTERNATIONAL INC             Common      770323103    10,900    404,300     Other    The Cypress Funds LLC     Sole
RESOURCES CONNECTION INC                  Common      76122Q105     3,349    160,000     Other    The Cypress Funds LLC     Sole
SEI INVESTMENTS CO                        Common      784117103     3,186     88,100     Other     Oakmont Corporation      Sole
STRATUS PROPERTIES INC                    Common      863167201     1,484     92,755     Other     Oakmont Corporation      Sole
SYMANTEC CORP                             Common      871503108     5,352    250,900     Other     Oakmont Corporation      Sole
SYMANTEC CORP                             Common      871503108     7,980    374,100     Other    The Cypress Funds LLC     Sole
SYNTROLEUM CORP                           Common      871630109    89,367  7,301,240     Other     Oakmont Corporation      Sole
TIFFANY & CO                              Common      886547108       763     22,100     Other     Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC              Common      914906102     8,661    312,800     Other     Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC              Common      914906102     9,692    350,000     Other    The Cypress Funds LLC     Sole
VASOGEN INC                               Common      92232F103    11,860  2,928,500     Other     Oakmont Corporation      Sole
VASOGEN INC                               Common      92232F103     6,117  1,510,300     Other    The Cypress Funds LLC     Sole

                                                                 --------
                                                                  691,036
                                                                 --------

[Repeat as necessary]